Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

15.   Provisions

(a)	This caption is made up as follows:

	As of			Reclassifications		As of			Reclassifications		As of
	January 1,		Accretion	and		December 31,		Accretion	and		December 31,
	2022	Changes	expense	others	Disbursements	2022	Changes	expense	others	Disbursements	2023
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and projects (b)	271,987	(8,872)	5,129	992	(14,989)	254,247	11,076	12,067	—	(18,024)	259,366
Environmental liabilities	19,956	(228)	59	(992)	(2,534)	16,261	7,097	—	3,671	(4,763)	22,266
Environmental contingencies	5,164	3,459	—	246	(453)	8,416	(1,868)	—	97	(2,956)	3,689
Safety contingencies	5,632	870	—	258	(44)	6,716	(1,702)	—	7	(58)	4,963
Labor contingencies	4,421	489	—	233	(12)	5,131	(1,343)	—	36	—	3,824
Tax contingencies	3,409	1,596	—	—	—	5,005	(2,014)	—	—	—	2,991
Obligations with communities	2,595	(637)	—	147	—	2,105	(290)	—	23	—	1,838
Other provisions	163	377	—	97	—	637	1,126	—	—	—	1,763

	313,327	(2,946)	5,188	981	(18,032)	298,518	12,082	12,067	3,834	(25,801)	300,700

Classification by maturity:
Current portion	81,039					94,171					107,491
Non-current portion	232,288					204,347					193,209

	313,327					298,518					300,700

See related accounting policies in Note 2.4(n).

(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2023	2022
	US$(000)	US$(000)

Beginning balance	254,247	271,987

Additions (reversals) in estimates and reclassifications:
Continuing mining units, note 11(a)	11,879	(21,869)
Continuing mining units, note 28(a)	—	(302)
Discontinued mining units, note 1(e)	6,991	660
Exploration projects, note 28(a)	(7,794)	13,631
	11,076	(7,880)
Accretion expense:
Continuing mining units, note 29(a)	11,249	4,932
Exploration projects, note 29(a)	589	138
Discontinued mining units, note 1(e)	229	59
	12,067	5,129

Disbursements	(18,024)	(14,989)

Ending balance	259,366	254,247

Classification by maturity:
Current portion	80,548	60,644
Non-current portion	178,818	193,603

	259,366	254,247

The provision for closure of mining units and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2024 and 2042. The Group recognizes the provision for closure of mining units and exploration projects based on estimates of studies and activities that meet the environmental regulations in effect and that will be approved by the Ministry of Energy and Mines. The Group recognizes the provision of continued operations based on its analysis and estimates prepared by independent advisors and reviewed by the Group’s management. Provisions related to discontinued operations are based on estimates prepared by internal advisors.

The provision for closure of mining units and exploration projects corresponds mostly to activities that must be carried out for restoring the mining units and areas affected by operation and production activities. The principal work to be performed correspond to earthworks, re-vegetation efforts and dismantling of the plants. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure works required, which would reflect future economic conditions. Also, the time when the disbursements will be made depends on the useful life of the mine, which will be based on future metals prices.

As of December 31, 2023, the future value of the provision for closure of mining units and exploration projects was US$336 million, which has been discounted using annual risk-free rates from minimum of 4.908 percent to a maximum of 6.905 percent, in a period of 1 to 15 years, obtaining as a result an updated liability amounting to US$259.3 million (as of December 31, 2022, the provision was US$254.2 million). The Group believes that this liability is sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2023, the Group has constituted letters of credit in favor of the Ministry of Energy and Mines for US$101.2 million (US$171.8 million as of December 31, 2022) to secure current mine closure plans of its mining units, exploration projects and environmental liabilities to date.

Sociedad Minera Cerro Verde S.A.A.
Provisions
Provisions

11.   Provisions

This item is made up as follows:

	December 31,	December 31,
	2023	2022
	US$(000)	US$(000)

Current:
Provision for legal contingencies (a)	2,139	465
Provision for social commitments (b)	400	3,096
Provision for remediation and mine closure (c)	234	423
Total current	2,773	3,984

Non–current:
Provision for remediation and mine closure (c)	259,610	209,237
Provision for social commitments (b)	9,983	7,303
Provision for legal contingencies (a)	1,087	2,211
Provision for uncertainty over income tax treatments (d)	2,140	615

Total non-current	272,820	219,366

(a)   The provision for legal contingencies is associated with OSINERGMIN (Supervisory Agency for Investment in Energy and Mining) and SUNAFIL (National Superintendence of Labor Inspection) fines, which have been appealed by the Company.

(b)   The provision for social commitments is associated with repaving Alata-Congata Road (US$6.1 million as of December 31, 2023 and 2022) and an irrigation project in La Joya (US$4.3 million as of December 31, 2023 and 2022).

(c)   The Company’s mineral exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit.

On October 14, 2003, Law 28090 was enacted, which regulates the commitments and procedures that entities involved in mining activities must follow in order to prepare, file and implement a mine site closure plan, as well as the respective environmental guarantees that assure compliance with the plan in accordance with protection, conservation and restoration of the environment. On August 15, 2005, the regulations regarding this law were approved.

During 2006, in compliance with the mentioned law, the Company completed the closure plans for its mine site and presented it to the Ministry of Energy and Mines.

The closure plans for its mine site were approved by Resolution No 302-2009 MEM-AAM and its modifications were approved by Resolution No 207-2012 MEM-AAM, Resolution No 186-2014 MEM-DGAAM, Resolution No 032-2018 MEM-DGAAM and its last modification approved with Resolution No 0358-2023 MEM-DGAAM. To date, the Company has issued a letter of credit totaling US$107.9 million as guarantee of the most recently approved plan.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

Under the closure regulations, the Company must submit a closure plan that includes the reclamation methods, closure cost estimates, methods of control and verification, closure and post-closure plans, and financial assurance. In compliance with the requirement for five-year updates, during the year 2023, the Company submitted its updated closure plan which was approved in December 2023 by the Ministry of Energy and Mines.

The table below presents the changes in the provision for remediation and mine closure:

	2023	2022
	US$(000)	US$(000)

Beginning balance	209,660	222,910
Accretion expense	9,917	4,566
Changes in estimates (see Note 7)	40,425	(17,812)
Progressive mine closure payments in hydrometallurgy process	(149)	—
Exchange rate effect	(9)	(4)

Final balance	259,844	209,660

As of December 31, 2023, the Company’s provision for remediation and mine closure was US$259.8 million (reflecting the future value of the provision for remediation and mine closure of US$579.8 million, discounted using an annual risk-free rate of 4.13%). As of December 31, 2022, the Company’s provision for remediation and mine closure was US$209.7 million (reflecting the future value of the provision for remediation and mine closure of US$477.6 million, discounted using an annual risk-free rate of 4.06%). The Company considers this liability sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2023, changes in estimate (increase of US$40.4 million) primarily related to higher future nominal flows. As of December 31, 2022, changes in estimates (decrease of US$17.8 million) primarily relate to changes in the discount rate, partially offset by higher future nominal flows and a change in the escalation rate.

(d)

As of December 31, 2023, represents interest and penalties related to income tax for the years 2018, 2021 and 2022 and related taxes, determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments.” As of December 31, 2022, represents interest and penalties related to income tax for the years 2018 and 2021.